Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Operating loss carryforward		$ 590,000	$ 260,000	$ 160,000	$ 140,000	$ 1,640,000	$ 3,400,000	$ 5,230,000	$ 5,600,000	$ 2,850,000	$ 2,427,000	$ 1,799,000	$ 1,750,000	$ 1,308,000	$ 429,000	$ 476,000	$ 414,000
Taiwan corporate tax rate	Sole-Vision Technologies, Inc. is a subsidiary of the Company which is operating in Taiwan as a profit-seeking enterprise. Its applicable corporate income tax rate is 17%. In addition, Taiwan's corporate tax system allows the government to levy a 10% profit retention tax on undistributed earnings for the prior year.	Sole-Vision Technologies, Inc. is a subsidiary of the Company which is operating in Taiwan as a profit-seeking enterprise. Its applicable corporate income tax rate is 17%. In addition, Taiwan's corporate tax system allows the government to levy a 10% profit retention tax on undistributed earnings for the prior year.
Arizona [Member]
Operating loss carryforward	$ 19,400,000
California [Member]
Operating loss carryforward	$ 2,000,000
Arizona and California [Member]
Operating loss carryforward, limitations on use	which began to expire in 2014.
Federal [Member]
Operating loss carryforward	$ 25,000,000	$ 28,000,000
Operating loss carryforward, limitations on use	will begin to expire in 2025.	which will begin to expire in 2025.
US Based Segment [Member]
Valuation allowance increased	$ 2,100,000	$ 2,100,000